Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Goodwill	a) Goodwill

	Group
	Cost £m	Accumulated impairment £m	Net book value £m
At 31 December 2018, 1 January 2019 and 31 December 2019	1,269	(66)	1,203

Schedule of Goodwill for Cash Generating Units
The following CGUs include in their carrying values goodwill that comprises the goodwill reported by Santander UK. The CGUs do not carry on their balance sheets any other intangible assets with indefinite useful lives. The calculations have been based on value in use using cash flows based on the five-year plan.

	Goodwill		Discount rate		Growth rate (1)
CGU	2019 £m	2018 £m	2019%	2018%	2019%	2018%
Personal financial services	1,169	1,169	9.8	10.5	3	2
Private banking	30	30	9.8	10.5	4	2
Other	4	4	9.8	10.5	3	2

	1,203	1,203

Schedule of Other Intangibles
b) Other intangibles

	Group
	Cost £m	Accumulated amortisation/ impairment £m	Net book value £m
At January 2019	1,090	(485)	605
Additions	173	0	173
Disposals	(14)	0	(14)
Charge	0	(191)	(191)
Impairment	0	(10)	(10)

At 31 December 2019	1,249	(686)	563

At 1 January 2018	962	(423)	539
Additions	204	—	204
Write offs	(76)	76	—
Charge	—	(138)	(138)
Sales	—	—	—

At 31 December 2018	1,090	(485)	605